Prepaid and Other Receivables	9 Months Ended
Sep. 30, 2021
Prepaid And Other Receivables [Abstract]
Prepaid and Other Receivables
NOTE 8 – PREPAID AND
OTHER RECEIVABLES
Prepaid Expenses and Other Receivables
The Company’s prepaid expenses and other receivables consist of the following:

	September 30, 2021	December 31, 2020
Prepaid Deposits	$4,906	$1,734
Prepaid Expenses	5,598	3,695
Other Receivables	4,036	—

Total Prepaid Expenses and Other Receivables	$14,540	$5,429